RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTIES
Schedule of balances with related parties

Balances as of December 31, 2020 and 2019, with related parties, are detailed in the following tables:

	Individuals				Entities
										Entities
	Individuals									with
	with						Entities			significant
	control		Key		Associates		controlled			influence
	over Grupo		management		and joint		by			by
December 31, 2020	Aval (*)		personnel (*)		ventures		individuals			individuals

Assets
Financial assets in investments		—		—		1,043,666		—		—
Financial assets in credit operations		5,916		7,355		569,718		1,604,776		135,531
Accounts receivable		9		21		7,301		29,354		12
Other assets		34		—		3,207		7,313		167

Liabilities
Deposits	Ps.	300,093	Ps.	27,058	Ps.	117,815	Ps.	1,796,235	Ps.	9,219
Accounts payable		689		351		5,194		695,671		10
Financial obligations		—		8		—		—		—
Other liabilities		—		—		2,575		350		—

(*) Include family members

	Individuals				Entities
										Entities
	Individuals									with
	with						Entities			significant
	control		Key		Associates		controlled			influence
	over Grupo		management		and joint		by			by
December 31, 2019	Aval (*)		personnel (*)		ventures		individuals			individuals

Assets
Financial assets in investments		—		—		1,006,340		—		—
Financial assets in credit operations		2,936		7,775		1,148,522		1,513,287		122,964
Accounts receivable		9		14		12,243		2,958		241
Other assets		—		—		14,118		3,232		—

Liabilities
Deposits	Ps.	273,224	Ps.	27,000	Ps.	97,097	Ps.	1,290,574	Ps.	7,032
Accounts payable		561		347		9,165		514,976		21
Financial obligations		3		15		72		30,000		—
Other liabilities		—		—		1,937		714		—

(*) Include family members

Schedule of transactions between related parties

Transactions during the years ended as of December 31, 2020, 2019 and 2018, with related parties are as follows:

a.	Profit or loss

	Individuals					Entities
	Individuals with									Entities with
	control			Key		Associates		Entities		significant
	over Grupo			management		and joint		controlled by		influence by
December 31, 2020	Aval (*)			personnel (*)		ventures		individuals		individuals

Income
Interest income	Ps.	61	Ps.	463	Ps.	25,898	Ps.	85,308	Ps.	8,425
Fee income and commissions		7		48		26,185		100,424		6
Leases		—		0		1,219		95		0
Other income		6		8		273,113		6,720		10

Expenses
Financial expenses	Ps.	(882)	Ps.	(620)	Ps.	(1,062)	Ps.	(22,619)	Ps.	(52)
Fee expenses and commissions		(4)		(1,832)		(23,527)		(1,829)		(305)
Operating expenses		—		(9,743)		(754)		(3,539)		—
Other expenses		6		(1,834)		(60,029)		(68,522)		—

(*) Include family members

	Individuals					Entities
										Entities
										with
	Individuals with							Entities		significant
	control			Key		Associates		controlled		influence
	over Grupo			management		and joint		by		by
December 31, 2019	Aval (*)			personnel (*)		ventures (**)		individuals		individuals

Income
Interest income	Ps.	290	Ps.	722	Ps.	28,172	Ps.	90,281	Ps.	7,998
Fee income and commissions		17		45		36,505		106,120		6
Leases		—		—		—		324		—
Other income		7		7		274,349		6,285		534

Expenses
Financial expenses	Ps.	(169)	Ps.	(628)	Ps.	(1,251)	Ps.	(20,319)	Ps.	(28)
Fee expenses and commissions		(3)		(1,410)		(20,066)		(2,098)		(380)
Operating expenses		(300)		(7,850)		—		(3,278)		—
Other expenses		(14)		(1,893)		(444,730)		(41,276)		(25)

(*) Include family members

(**) Expenses were recognized during the year 2019 with respect to bad debts owed by related parties for Ps. 400,630

	Individuals					Entities
										Entities
										with
	Individuals with							Entities		significant
	control			Key		Associates		controlled		influence
	over Grupo			management		and joint		by		by
December 31, 2018	Aval (*)			personnel (*)		ventures		individuals		individuals

Income
Interest income	Ps.	216	Ps.	907	Ps.	101,539	Ps.	131,368	Ps.	4,789
Fee income and commissions		5		58		6,664		65,615		5
Leases		—		—		45		315		—
Other income		4		243		241,797		4,252		—

Expenses
Financial expenses	Ps.	(216)	Ps.	(740)	Ps.	(735)	Ps.	(17,322)	Ps.	(22)
Fee expenses and commissions		(4)		(1,549)		(14,741)		(1,796)		(5)
Operating expenses		—		(25,808)		(53)		(4,013)		—
Other expenses		(16)		(496)		(30,250)		(27,034)		—
(*) Include family members

Schedule of key management personnel

The compensation received by the key personnel of the management comprises the following:

	Year ended as of
	December 31,		December 31,		December 31,
Items	2020		2019		2018
Salaries	Ps.	34,274	Ps.	40,696	Ps.	42,659
Short term benefits for employees		14,257		16,059		13,185
Long term benefits for employees		587		742		3,158
Termination benefits		—		—		15,000
Fee		1,239		1,525		1,526
Total	Ps.	50,357	Ps.	59,022	Ps.	75,528